Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
March 31, 2024

Dates Covered
Collections Period	03/01/24 - 03/31/24
Interest Accrual Period	03/15/24 - 04/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/24	864,649,114.49	39,485
Yield Supplement Overcollateralization Amount 02/29/24	94,574,721.82	0
Receivables Balance 02/29/24	959,223,836.31	39,485
Principal Payments	32,186,675.17	873
Defaulted Receivables	1,210,990.51	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/24	90,104,865.62	0
Pool Balance at 03/31/24	835,721,305.01	38,571

Pool Statistics	$ Amount	# of Accounts
Pool Factor	82.71%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	7,632,823.54	280
Past Due 61-90 days	1,726,329.64	72
Past Due 91-120 days	520,577.63	19
Past Due 121+ days	0.00	0
Total	9,879,730.81	371

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.07%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	821,422.84
Aggregate Net Losses/(Gains) - March 2024	389,567.67
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.49%
Prior Net Losses/(Gains) Ratio	0.56%
Second Prior Net Losses/(Gains) Ratio	0.41%
Third Prior Net Losses/(Gains) Ratio	0.09%
Four Month Average	0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.12%

Overcollateralization Target Amount	9,610,795.01
Actual Overcollateralization	9,610,795.01
Weighted Average Contract Rate	6.18%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	55.26

Flow of Funds	$ Amount
Collections	37,664,992.03
Investment Earnings on Cash Accounts	16,390.10
Servicing Fee	(799,353.20)
Transfer to Collection Account	-
Available Funds	36,882,028.93

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,979,391.40
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	3,964,344.66
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,610,795.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,075,461.86

Total Distributions of Available Funds	36,882,028.93

Servicing Fee	799,353.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 03/15/24	854,705,649.67
Principal Paid	28,595,139.67
Note Balance @ 04/15/24	826,110,510.00

Class A-1
Note Balance @ 03/15/24	52,465,649.67
Principal Paid	28,595,139.67
Note Balance @ 04/15/24	23,870,510.00
Note Factor @ 04/15/24	12.1108625%

Class A-2a
Note Balance @ 03/15/24	188,900,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	188,900,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-2b
Note Balance @ 03/15/24	188,900,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	188,900,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-3
Note Balance @ 03/15/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	317,800,000.00
Note Factor @ 04/15/24	100.0000000%

Class A-4
Note Balance @ 03/15/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	61,560,000.00
Note Factor @ 04/15/24	100.0000000%

Class B
Note Balance @ 03/15/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	30,060,000.00
Note Factor @ 04/15/24	100.0000000%

Class C
Note Balance @ 03/15/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 04/15/24	15,020,000.00
Note Factor @ 04/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,211,427.40
Total Principal Paid	28,595,139.67
Total Paid	32,806,567.07

Class A-1
Coupon	5.66800%
Interest Paid	256,073.18
Principal Paid	28,595,139.67
Total Paid to A-1 Holders	28,851,212.85

Class A-2a
Coupon	5.91000%
Interest Paid	930,332.50
Principal Paid	0.00
Total Paid to A-2a Holders	930,332.50

Class A-2b
SOFR Rate	5.31864%
Coupon	5.89864%
Interest Paid	959,495.72
Principal Paid	0.00
Total Paid to A-2b Holders	959,495.72

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.2142088
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.6140249
Total Distribution Amount	32.8282337

A-1 Interest Distribution Amount	1.2992044
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	145.0793489
Total A-1 Distribution Amount	146.3785533

A-2a Interest Distribution Amount	4.9250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.9250000

A-2b Interest Distribution Amount	5.0793844
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	5.0793844

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	138.64
Noteholders' Third Priority Principal Distributable Amount	525.26
Noteholders' Principal Distributable Amount	336.10

Account Balances	$ Amount
Reserve Account
Balance as of 03/15/24	2,504,634.24
Investment Earnings	11,156.91
Investment Earnings Paid	(11,156.91)
Deposit/(Withdrawal)	-
Balance as of 04/15/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,969,377.45	5,243,219.61	3,014,234.62
Number of Extensions	151	172	114
Ratio of extensions to Beginning of Period Receivables Balance	0.52%	0.53%	0.29%